Condensed consolidating financial information - Condensed Consolidating Balance Sheet (Details) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Assets
Intangible assets	£ 118,787	£ 124,013	£ 117,785
Property, plant and equipment	5,518	5,166	4,882
Investments in associates and joint ventures	1,860	1,737
Retirement benefit assets	430	1,147
Deferred tax assets	424	344
Trade and other receivables	248	685
Investments held at fair value	12	39
Derivative financial instruments	452	556
Total non-current assets	127,731	133,687
Inventories	6,094	6,029
Income tax receivable	122	74
Trade and other receivables	4,093	3,588
Investments held at fair value	123	178
Derivative financial instruments	313	179
Cash and cash equivalents	2,526	2,602
Total current assets other than non-current assets classified as held for sale	13,271	12,650
Assets classified as held-for-sale	3	5
Total current assets	13,274	12,655
Total assets	141,005	146,342
Equity – capital and reserves
Share capital	614	614
Share premium, capital redemption and merger reserves	26,609	26,606
Other reserves	(3,555)	(333)
Retained earnings	40,234	38,557
Owners of the parent	63,902	65,444
Non-controlling interests	258	244
Total equity	64,160	65,688	£ 60,981	£ 8,406
Liabilities
Borrowings	37,804	43,284
Retirement benefit liabilities	1,459	1,665
Deferred tax liabilities	17,050	17,776
Other provisions for liabilities	388	331
Trade and other payables	1,034	1,055
Derivative financial instruments	287	214
Total non-current liabilities	58,022	64,325
Borrowings	7,562	4,225
Income tax payable	683	853
Other provisions for liabilities	670	318
Trade and other payables	9,727	10,631
Derivative financial instruments	181	302
Total current liabilities	18,823	16,329
Total equity and liabilities	141,005	146,342
Registered RAI and Lorillard Bonds | Consolidated
Assets
Intangible assets	118,787	124,013
Property, plant and equipment	5,518	5,166
Investments in associates and joint ventures	1,860	1,737
Retirement benefit assets	430	1,147
Deferred tax assets	424	344
Trade and other receivables	248	685
Investments held at fair value	12	39
Derivative financial instruments	452	556
Total non-current assets	127,731	133,687
Inventories	6,094	6,029
Income tax receivable	122	74
Trade and other receivables	4,093	3,588
Investments held at fair value	123	178
Derivative financial instruments	313	179
Cash and cash equivalents	2,526	2,602
Total current assets other than non-current assets classified as held for sale	13,271	12,650
Assets classified as held-for-sale	3	5
Total current assets	13,274	12,655
Total assets	141,005	146,342
Equity – capital and reserves
Share capital	614	614
Share premium, capital redemption and merger reserves	26,609	26,606
Other reserves	(3,555)	(333)
Retained earnings	40,234	38,557
Owners of the parent	63,902	65,444
Non-controlling interests	258	244
Total equity	64,160	65,688
Liabilities
Borrowings	37,804	43,284
Retirement benefit liabilities	1,459	1,665
Deferred tax liabilities	17,050	17,776
Other provisions for liabilities	388	331
Trade and other payables	1,034	1,055
Derivative financial instruments	287	214
Total non-current liabilities	58,022	64,325
Borrowings	7,562	4,225
Income tax payable	683	853
Other provisions for liabilities	670	318
Trade and other payables	9,727	10,631
Derivative financial instruments	181	302
Total current liabilities	18,823	16,329
Total equity and liabilities	141,005	146,342
Registered RAI and Lorillard Bonds | Reportable Legal Entities | BAT p.l.c., Parent guarantor
Assets
Investments in subsidiaries	23,510	32,543
Total non-current assets	23,510	32,543
Trade and other receivables	6,719	7,306
Derivative financial instruments	8
Cash and cash equivalents	5	6
Total current assets other than non-current assets classified as held for sale	6,732	7,312
Total current assets	6,732	7,312
Total assets	30,242	39,855
Equity – capital and reserves
Share capital	614	614
Share premium, capital redemption and merger reserves	22,857	22,854
Other reserves	(418)	204
Retained earnings	5,470	11,291
Owners of the parent	28,523	34,963
Total equity	28,523	34,963
Liabilities
Borrowings	1,571	1,571
Other provisions for liabilities	1	1
Trade and other payables	8	8
Total non-current liabilities	1,580	1,580
Borrowings	13	2,062
Trade and other payables	126	1,248
Derivative financial instruments		2
Total current liabilities	139	3,312
Total equity and liabilities	30,242	39,855
Registered RAI and Lorillard Bonds | Reportable Legal Entities | RJRT, Issuer (LB)
Assets
Intangible assets	2,807	2,935
Property, plant and equipment	683	763
Investments in subsidiaries	16,613	21,368
Deferred tax assets	360	521
Trade and other receivables	5	5
Total non-current assets	20,468	25,592
Inventories	631	711
Trade and other receivables	770	1,102
Total current assets other than non-current assets classified as held for sale	1,401	1,813
Total current assets	1,401	1,813
Total assets	21,869	27,405
Equity – capital and reserves
Share capital	14,378	14,948
Other reserves	21	(46)
Retained earnings	4,419	8,420
Owners of the parent	18,818	23,322
Total equity	18,818	23,322
Liabilities
Borrowings	37	126
Retirement benefit liabilities	604	853
Deferred tax liabilities	5
Other provisions for liabilities	1	1
Trade and other payables	10	15
Total non-current liabilities	657	995
Borrowings	171	98
Income tax payable	22	8
Other provisions for liabilities	29	20
Trade and other payables	2,172	2,962
Total current liabilities	2,394	3,088
Total equity and liabilities	21,869	27,405
Registered RAI and Lorillard Bonds | Reportable Legal Entities | RAI, Issuer (RB), Subsidiary guarantor (LB)
Assets
Property, plant and equipment	1	1
Investments in subsidiaries	29,714	30,625
Deferred tax assets	22	17
Trade and other receivables	416	464
Total non-current assets	30,153	31,107
Trade and other receivables	749	820
Total current assets other than non-current assets classified as held for sale	749	820
Total current assets	749	820
Total assets	30,902	31,927
Equity – capital and reserves
Share capital	13,794	14,348
Other reserves		(44)
Retained earnings	6,654	6,853
Owners of the parent	20,448	21,157
Total equity	20,448	21,157
Liabilities
Borrowings	6,741	8,140
Retirement benefit liabilities	53	53
Trade and other payables	70	89
Total non-current liabilities	6,864	8,282
Borrowings	2,979	1,573
Income tax payable	29	133
Trade and other payables	582	782
Total current liabilities	3,590	2,488
Total equity and liabilities	30,902	31,927
Registered RAI and Lorillard Bonds | Reportable Legal Entities | RJRTH, Subsidiary guarantor (LB & RB)
Assets
Intangible assets	7,438	7,737
Investments in subsidiaries	18,812	19,636
Deferred tax assets	4	4
Trade and other receivables	17	32
Investments held at fair value	1
Total non-current assets	26,272	27,409
Trade and other receivables	69	59
Total current assets other than non-current assets classified as held for sale	69	59
Total current assets	69	59
Total assets	26,341	27,468
Equity – capital and reserves
Share capital	21,721	22,586
Other reserves	22	(46)
Retained earnings	4,561	4,888
Owners of the parent	26,304	27,428
Total equity	26,304	27,428
Liabilities
Retirement benefit liabilities	16	18
Total non-current liabilities	16	18
Trade and other payables	21	22
Total current liabilities	21	22
Total equity and liabilities	26,341	27,468
Registered RAI and Lorillard Bonds | Reportable Legal Entities | All other companies, Non-guarantor subsidiaries
Assets
Intangible assets	108,542	113,342
Property, plant and equipment	4,834	4,402
Investments in associates and joint ventures	1,860	1,737
Retirement benefit assets	430	1,147
Deferred tax assets	38
Trade and other receivables	308	762
Investments held at fair value	11	39
Derivative financial instruments	452	556
Total non-current assets	116,475	121,787
Inventories	5,444	5,319
Income tax receivable	122	74
Trade and other receivables	5,574	4,431
Investments held at fair value	123	178
Derivative financial instruments	313	179
Cash and cash equivalents	2,526	2,602
Total current assets other than non-current assets classified as held for sale	14,102	12,783
Assets classified as held-for-sale	3	5
Total current assets	14,105	12,788
Total assets	130,580	134,575
Equity – capital and reserves
Share capital		1,921
Share premium, capital redemption and merger reserves	29,116	28,755
Other reserves	(3,555)	(335)
Retained earnings	38,270	36,974
Owners of the parent	63,831	67,315
Non-controlling interests	258	244
Total equity	64,089	67,559
Liabilities
Borrowings	31,026	35,018
Retirement benefit liabilities	786	741
Deferred tax liabilities	17,045	17,776
Other provisions for liabilities	387	330
Trade and other payables	1,454	1,529
Derivative financial instruments	287	214
Total non-current liabilities	50,985	55,608
Borrowings	6,296	3,497
Income tax payable	628	712
Other provisions for liabilities	641	298
Trade and other payables	7,760	6,599
Derivative financial instruments	181	302
Total current liabilities	15,506	11,408
Total equity and liabilities	130,580	134,575
Deferred tax assets		(198)
Registered RAI and Lorillard Bonds | Eliminations
Assets
Intangible assets		(1)
Investments in subsidiaries	(88,649)	(104,172)
Trade and other receivables	(498)	(578)
Total non-current assets	(89,147)	(104,751)
Inventories	19	(1)
Trade and other receivables	(9,788)	(10,130)
Derivative financial instruments	(8)
Cash and cash equivalents	(5)	(6)
Total current assets other than non-current assets classified as held for sale	(9,782)	(10,137)
Total current assets	(9,782)	(10,137)
Total assets	(98,929)	(114,888)
Equity – capital and reserves
Share capital	(49,893)	(53,803)
Share premium, capital redemption and merger reserves	(25,364)	(25,003)
Other reserves	375	(66)
Retained earnings	(19,140)	(29,869)
Owners of the parent	(94,022)	(108,741)
Total equity	(94,022)	(108,741)
Liabilities
Borrowings	(1,571)	(1,571)
Other provisions for liabilities	(1)	(1)
Trade and other payables	(508)	(586)
Total non-current liabilities	(2,080)	(2,158)
Borrowings	(1,897)	(3,005)
Income tax payable	4
Trade and other payables	(934)	(982)
Derivative financial instruments		(2)
Total current liabilities	(2,827)	(3,989)
Total equity and liabilities	(98,929)	(114,888)
Registered BATCAP bonds | Consolidated
Assets
Intangible assets	118,787	124,013
Property, plant and equipment	5,518	5,166
Investments in associates and joint ventures	1,860	1,737
Retirement benefit assets	430	1,147
Deferred tax assets	424	344
Trade and other receivables	248	685
Investments held at fair value	12	39
Derivative financial instruments	452	556
Total non-current assets	127,731	133,687
Inventories	6,094	6,029
Income tax receivable	122	74
Trade and other receivables	4,093	3,588
Investments held at fair value	123	178
Derivative financial instruments	313	179
Cash and cash equivalents	2,526	2,602
Total current assets other than non-current assets classified as held for sale	13,271	12,650
Assets classified as held-for-sale	3	5
Total current assets	13,274	12,655
Total assets	141,005	146,342
Equity – capital and reserves
Share capital	614	614
Share premium, capital redemption and merger reserves	26,609	26,606
Other reserves	(3,555)	(333)
Retained earnings	40,234	38,557
Owners of the parent	63,902	65,444
Non-controlling interests	258	244
Total equity	64,160	65,688
Liabilities
Borrowings	37,804	43,284
Retirement benefit liabilities	1,459	1,665
Deferred tax liabilities	17,050	17,776
Other provisions for liabilities	388	331
Trade and other payables	1,034	1,055
Derivative financial instruments	287	214
Total non-current liabilities	58,022	64,325
Borrowings	7,562	4,225
Income tax payable	683	853
Other provisions for liabilities	670	318
Trade and other payables	9,727	10,631
Derivative financial instruments	181	302
Total current liabilities	18,823	16,329
Total equity and liabilities	141,005	146,342
Registered BATCAP bonds | Reportable Legal Entities | BAT p.l.c., Parent guarantor
Assets
Investments in subsidiaries	23,510	32,543
Total non-current assets	23,510	32,543
Trade and other receivables	6,719	7,306
Derivative financial instruments	8
Cash and cash equivalents	5	6
Total current assets other than non-current assets classified as held for sale	6,732	7,312
Total current assets	6,732	7,312
Total assets	30,242	39,855
Equity – capital and reserves
Share capital	614	614
Share premium, capital redemption and merger reserves	22,857	22,854
Other reserves	(418)	204
Retained earnings	5,470	11,291
Owners of the parent	28,523	34,963
Total equity	28,523	34,963
Liabilities
Borrowings	1,571	1,571
Other provisions for liabilities	1	1
Trade and other payables	8	8
Total non-current liabilities	1,580	1,580
Borrowings	13	2,062
Trade and other payables	126	1,248
Derivative financial instruments		2
Total current liabilities	139	3,312
Total equity and liabilities	30,242	39,855
Registered BATCAP bonds | Reportable Legal Entities | BATCAP, Issuer / Subsidiary guarantor
Assets
Deferred tax assets	118	74
Trade and other receivables	12,604	15,707
Total non-current assets	12,722	15,781
Trade and other receivables	6,366	2,567
Cash and cash equivalents	13	9
Total current assets other than non-current assets classified as held for sale	6,379	2,576
Total current assets	6,379	2,576
Total assets	19,101	18,357
Equity – capital and reserves
Share premium, capital redemption and merger reserves	30	30
Other reserves	(357)	(195)
Retained earnings	223	105
Owners of the parent	(104)	(60)
Total equity	(104)	(60)
Liabilities
Borrowings	15,168	15,599
Derivative financial instruments	237	145
Total non-current liabilities	15,405	15,744
Borrowings	3,706	2,637
Income tax payable	33	2
Trade and other payables	29	25
Derivative financial instruments	32	9
Total current liabilities	3,800	2,673
Total equity and liabilities	19,101	18,357
Registered BATCAP bonds | Reportable Legal Entities | BATIF, Issuer / Subsidiary guarantor
Assets
Investments in subsidiaries	718	718
Trade and other receivables	15,496	21,911
Derivative financial instruments	692	708
Total non-current assets	16,906	23,337
Trade and other receivables	23,659	19,576
Derivative financial instruments	419	405
Cash and cash equivalents	138	56
Total current assets other than non-current assets classified as held for sale	24,216	20,037
Total current assets	24,216	20,037
Total assets	41,122	43,374
Equity – capital and reserves
Share capital	231	231
Other reserves	(1,114)	(1,091)
Retained earnings	3,039	2,841
Owners of the parent	2,156	1,981
Total equity	2,156	1,981
Liabilities
Borrowings	14,590	18,450
Deferred tax liabilities	22	30
Trade and other payables	4	4
Derivative financial instruments	302	217
Total non-current liabilities	14,918	18,701
Borrowings	23,591	22,293
Trade and other payables	3	30
Derivative financial instruments	454	369
Total current liabilities	24,048	22,692
Total equity and liabilities	41,122	43,374
Registered BATCAP bonds | Reportable Legal Entities | BATHTN, Subsidiary guarantor
Assets
Investments in subsidiaries	1,419	3,732
Retirement benefit assets	39	15
Total non-current assets	1,458	3,747
Trade and other receivables	16	15
Total current assets other than non-current assets classified as held for sale	16	15
Total current assets	16	15
Total assets	1,474	3,762
Equity – capital and reserves
Share capital	91	91
Share premium, capital redemption and merger reserves	1,223	3,401
Other reserves	226	363
Retained earnings	(79)	(100)
Owners of the parent	1,461	3,755
Total equity	1,461	3,755
Liabilities
Deferred tax liabilities	10	4
Total non-current liabilities	10	4
Borrowings	1	1
Trade and other payables	2	2
Total current liabilities	3	3
Total equity and liabilities	1,474	3,762
Registered BATCAP bonds | Reportable Legal Entities | BATNF and RAI, Subsidiary guarantor
Assets
Property, plant and equipment	1	1
Investments in subsidiaries	29,714	30,625
Deferred tax assets	22	17
Trade and other receivables	416	464
Total non-current assets	30,153	31,107
Trade and other receivables	749	820
Total current assets other than non-current assets classified as held for sale	749	820
Total current assets	749	820
Total assets	30,902	31,927
Equity – capital and reserves
Share capital	13,794	14,348
Other reserves		(44)
Retained earnings	6,654	6,853
Owners of the parent	20,448	21,157
Total equity	20,448	21,157
Liabilities
Borrowings	6,741	8,140
Retirement benefit liabilities	53	53
Trade and other payables	70	89
Total non-current liabilities	6,864	8,282
Borrowings	2,979	1,573
Income tax payable	29	133
Trade and other payables	582	782
Total current liabilities	3,590	2,488
Total equity and liabilities	30,902	31,927
Registered BATCAP bonds | Reportable Legal Entities | All other companies, Non-guarantor subsidiaries
Assets
Intangible assets	118,787	124,013
Property, plant and equipment	5,517	5,165
Investments in associates and joint ventures	1,860	1,737
Retirement benefit assets	391	1,132
Deferred tax assets	284	253
Trade and other receivables	(30,446)	(38,343)
Investments held at fair value	12	39
Derivative financial instruments	(3)	(7)
Total non-current assets	96,402	93,989
Inventories	6,094	6,029
Income tax receivable	122	74
Trade and other receivables	(26,144)	(13,626)
Investments held at fair value	123	178
Derivative financial instruments	(74)	(215)
Cash and cash equivalents	2,375	2,537
Total current assets other than non-current assets classified as held for sale	(17,504)	(5,023)
Assets classified as held-for-sale	3	5
Total current assets	(17,501)	(5,018)
Total assets	78,901	88,971
Equity – capital and reserves
Share capital		614
Share premium, capital redemption and merger reserves	30,002	33,562
Other reserves	(3,555)	(333)
Retained earnings	40,232	38,557
Owners of the parent	66,679	72,400
Non-controlling interests	258	244
Total equity	66,937	72,644
Liabilities
Borrowings	(2,443)	(1,422)
Retirement benefit liabilities	1,406	1,612
Deferred tax liabilities	17,018	17,742
Other provisions for liabilities	388	331
Trade and other payables	960	962
Derivative financial instruments	(15)	(3)
Total non-current liabilities	17,314	19,222
Borrowings	(15,543)	(12,519)
Income tax payable	621	718
Other provisions for liabilities	670	318
Trade and other payables	9,168	8,677
Derivative financial instruments	(266)	(89)
Total current liabilities	(5,350)	(2,895)
Total equity and liabilities	78,901	88,971
Registered BATCAP bonds | Eliminations
Assets
Investments in subsidiaries	(55,361)	(67,618)
Trade and other receivables	2,178	946
Derivative financial instruments	(237)	(145)
Total non-current assets	(53,420)	(66,817)
Trade and other receivables	(7,272)	(13,070)
Derivative financial instruments	(40)	(11)
Cash and cash equivalents	(5)	(6)
Total current assets other than non-current assets classified as held for sale	(7,317)	(13,087)
Total current assets	(7,317)	(13,087)
Total assets	(60,737)	(79,904)
Equity – capital and reserves
Share capital	(14,116)	(15,284)
Share premium, capital redemption and merger reserves	(27,503)	(33,241)
Other reserves	1,663	763
Retained earnings	(15,305)	(20,990)
Owners of the parent	(55,261)	(68,752)
Total equity	(55,261)	(68,752)
Liabilities
Borrowings	2,177	946
Other provisions for liabilities	(1)	(1)
Trade and other payables	(8)	(8)
Derivative financial instruments	(237)	(145)
Total non-current liabilities	1,931	792
Borrowings	(7,185)	(11,822)
Trade and other payables	(183)	(133)
Derivative financial instruments	(39)	11
Total current liabilities	(7,407)	(11,944)
Total equity and liabilities	£ (60,737)	£ (79,904)